Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
16.	Debt
Short-term Debt
The following table presents the Company’s outstanding short-term debt as of December 31, 2019 and 2020:

Name	Annual interest rates		Term	As of December 31, 2019	As of December 31, 2020
				RMB	RMB	US$
Short-term loans
East West Bank	4.75% - 5.50%		1 year	66,000	35,000	4,598
SPD Silicon Valley Bank	6.00 (Floating	% )	1 year	70,000	30,000	5,364
Agricultural Bank of China	4.85%		1 year	—	1,000	153
Long-term debt, current portion	8.45% - 14.86%		3 years	7,979	7,837	1,201

Total				143,979	73,837	11,316

In February 2018 and April 2019, the Company entered into banking facility agreements with East West Bank, pursuant to which the Company is entitled to borrow a RMB denominated loan of RMB30,000 and RMB50,000, respectively, with an interest rate of 5.50%. In June 2018, the Company drew down RMB30,000, and repaid RMB10,000 and RMB20,000 in March 2019 and June 2019, respectively. In May and June 2019, the Company drew down RMB20,000, and RMB30,000, respectively. The Company drew down RMB30,000 and RMB16,000 in June 2020 and July 2020, and repaid RMB50,000, RMB16,000 and RMB30,000 in June 2020, September 2020 and October 2020, respectively. The loan is intended for general working capital purposes; and is guaranteed by the Company and secured by certain accounts receivables of the Company.
In June 2019, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB16,000 with an interest rate of 5.00%. The Company drew down RMB16,000 in June 2019, and repaid RMB16,000 in April 2020. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by East West Bank.
In July 2020, the Company entered into a banking facility agreement with East West Bank, pursuant to which the Company is entitled to borrow RMB50,000 with an interest rate of 5.00%. The Company drew down RMB25,000 and RMB10,000 July 2020 and August 2020, respectively. The loan is intended for general working capital purposes and is secured by standby letter of credits issued by East West Bank.
In May 2018, the Company entered into a banking facility with SPD Silicon Valley Bank, as extended in May 2019, pursuant to which the Company is entitled to borrow a RMB denominated loan of RMB40,000 with a floating interest rate benchmarked to one-year
lending rate of PBOC. The Company drew down RMB20,000 in June 2018. In August 2019, the banking facility was extended and changed the entitled amount from RMB40,000 to RMB20,000. The Company repaid RMB20,000 in October 2020. The loan is intended for general working capital purposes and is secured by certain accounts receivable of the Company.
In August 2019, the Company entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Company is entitled to borrow up to RMB50,000 with a floating interest rate benchmarked to one-year
lending rate of PBOC. The Company drew down RMB10,000 and RMB40,000 in August and September 2019, and repaid RMB10,000 and RMB40,000 in August and September 2020, respectively. The Company drew down RMB30,000 in September 2020, and repaid RMB30,000 in October 2020. The loan is intended for general working capital purposes and is secured by standby letters of credit issued by SPD Silicon Valley Bank.
In November 2020, the Company entered into a banking facility agreement with SPD Silicon Valley Bank, pursuant to which the Company is entitled to borrow RMB70,000 with a floating interest rate benchmarked to one-year lending rate of PBOC. The Company drew down RMB10,000 and RMB30,000 in September and November 2020, and repaid RMB10,000 in October 2020 .The loan is intended for general working capital purposes and is secured by standby letter of credits issued by SPD Silicon Valley Bank and by certain accounts receivables of the Company.
In November 2020, the Company completed the acquisition of Shenzhen Lailai. As of the acquisition date, the Company assumed short-term loan of RMB1,000 and RMB550, with an interest rate of 4.85% and 12.78% - 18.25% per annum, respectively. The Company repaid RMB550 in December 2020.
Long-term debt
The following table presents the Company’s long-term debt as of December 31, 2019 and 2020:

	Annual interest rates	Term	As of December 31, 2019	As of December 31, 2020
			RMB	RMB	US$
Long-term debt, current portion	8.45% -14.86%	3 years	7,979	7,837	1,201
Long-term debt, non-current portion	8.45% -14.86%	3 years	11,942	5,135	787

Total			19,921	12,972	1,988

In August 2018, the Company entered into an agreement with a third party pursuant to which the Company borrowed RMB9,440 to purchase 100 vehicles for a total consideration of RMB11,800 for the Company’s ride-hailing solution business. Under the terms of the agreement, the Company will repay in fixed monthly installments over 36 months. The effective interest rate was 14.86% per annum. The Company obtained the ownership of the vehicles at inception of the arrangement and the borrowings are secured by the related vehicles.
In July 2019, the Company entered into an agreement with a third party pursuant to which the Company borrowed a total of RMB15,270 as of December 31, 2020. Under the terms of the agreement, the Company will repay in fixed monthly installments over 36 months. The effective interest rate for the various borrowings was 8.45% - 8.98% per annum. The borrowing is secured by the Company’s property and equipment with a net book value of RMB13,100.
The weighted average interest rate for all the outstanding borrowings was approximately 5.86%, 6.29% and 5.70% as of December 31, 2018, 2019 and 2020, respectively.
As of December 31, 2020, maturities of the debt are as follows:

	RMB	US$
2021	73,837	11,316
2022	4,414	676
2023	721	111

Total	78,972	12,103